Accrued Expenses - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cts Monthly Lease and Utility Payments [Member]	Dec. 31, 2011 Cts Acquisition [Member]	Dec. 31, 2012 Employee Severance [Member]
Accrued Expenses [Line Items]
Payroll-related	$ 1,817,000	$ 1,192,000			$ 296,000
Operating Leases, Rent Expense, Minimum Rentals			3,000
Operating Leases, Future Minimum Payments Due	$ 1,752,000			$ 36,000